LONG-TERM DEBT - Credit Facility (Details) - Credit Facility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 14, 2018
Credit Facility
Outstanding borrowings	$ 0	$ 0
Credit Facility availability	1,200,000	(1,199,200)	$ 1,200,000
Credit Facility drawdowns	300,000	280,000
Repayments of non-current borrowings	$ 300,000	$ 280,000
Minimum
Credit Facility
Standby fee (in percent)	0.24%
Maximum
Credit Facility
Standby fee (in percent)	0.55%
Base rate advances | Minimum
Credit Facility
Interest rate	0.20%
Base rate advances | Maximum
Credit Facility
Interest rate	1.75%
LIBOR advances | Minimum
Credit Facility
Interest rate	1.20%
LIBOR advances | Maximum
Credit Facility
Interest rate	2.75%
performance letters of credit | Minimum
Credit Facility
Interest rate	0.80%
performance letters of credit | Maximum
Credit Facility
Interest rate	1.83%